Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.9%)
	Linde plc	535,870	190,470
	Air Products and Chemicals Inc.	241,736	69,429
	Freeport-McMoRan Inc.	1,557,165	63,704
	Ecolab Inc.	279,080	46,196
	Nucor Corp.	279,426	43,163
	Newmont Corp.	864,640	42,385
	Dow Inc.	766,543	42,022
	Fastenal Co.	620,987	33,496
	Albemarle Corp.	127,657	28,217
	LyondellBasell Industries NV Class A	283,954	26,660
	International Flavors & Fragrances Inc.	278,006	25,565
	Mosaic Co.	365,980	16,791
	FMC Corp.	137,434	16,785
	Avery Dennison Corp.	88,309	15,801
	CF Industries Holdings Inc.	212,937	15,436
	International Paper Co.	379,800	13,695
	Celanese Corp. Class A	106,513	11,598
	Eastman Chemical Co.	128,525	10,840
	Steel Dynamics Inc.	90,579	10,241
	Westlake Corp.	17,614	2,043
			724,537
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	9,482,349	979,432
*	Tesla Inc.	2,927,924	607,427
	Home Depot Inc.	1,109,505	327,437
	Costco Wholesale Corp.	483,075	240,025
	McDonald's Corp.	797,386	222,957
	Walmart Inc.	1,468,153	216,479
*	Walt Disney Co.	1,988,236	199,082
*	Netflix Inc.	484,750	167,471
	NIKE Inc. Class B	1,355,878	166,285
	Lowe's Cos. Inc.	658,300	131,640
	Starbucks Corp.	1,251,083	130,275
*	Booking Holdings Inc.	40,979	108,693
	TJX Cos. Inc.	1,194,954	93,637
	Target Corp.	501,143	83,004
*	Uber Technologies Inc.	2,078,398	65,885
	Activision Blizzard Inc.	768,607	65,785
*	O'Reilly Automotive Inc.	67,865	57,616
	Estee Lauder Cos. Inc. Class A	226,887	55,919
	Ford Motor Co.	4,261,557	53,696
	General Motors Co.	1,442,240	52,901

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc. Class A	30,058	51,348
	Dollar General Corp.	243,365	51,219
*	AutoZone Inc.	20,435	50,232
	Marriott International Inc. Class A	301,714	50,097
*	Airbnb Inc. Class A	400,506	49,823
*	Lululemon Athletica Inc.	133,193	48,508
	Hilton Worldwide Holdings Inc.	289,774	40,820
	Yum! Brands Inc.	304,680	40,242
	Ross Stores Inc.	374,749	39,772
	Electronic Arts Inc.	298,540	35,959
*	Warner Bros Discovery Inc.	2,380,907	35,952
*	Copart Inc.	467,001	35,123
*	Aptiv plc	295,238	33,123
*	Dollar Tree Inc.	228,918	32,861
	DR Horton Inc.	335,791	32,803
*	Ulta Beauty Inc.	55,363	30,210
*	Trade Desk Inc. Class A	485,630	29,580
	Lennar Corp. Class A	277,711	29,190
	Tractor Supply Co.	119,707	28,136
	eBay Inc.	583,950	25,910
	Genuine Parts Co.	153,124	25,619
*	Delta Air Lines Inc.	696,229	24,312
*	Take-Two Interactive Software Inc.	183,526	21,895
*	Las Vegas Sands Corp.	375,103	21,550
	Southwest Airlines Co.	647,330	21,064
	Omnicom Group Inc.	219,922	20,747
	Darden Restaurants Inc.	132,284	20,525
*	NVR Inc.	3,343	18,628
*	Roblox Corp. Class A	391,316	17,601
	Best Buy Co. Inc.	217,561	17,029
	Garmin Ltd.	167,226	16,876
	LKQ Corp.	289,790	16,449
*	United Airlines Holdings Inc.	356,005	15,753
*	Expedia Group Inc.	160,677	15,591
*	Royal Caribbean Cruises Ltd.	236,333	15,433
*	Etsy Inc.	135,468	15,082
	MGM Resorts International	331,489	14,725
*	Burlington Stores Inc.	71,115	14,372
	PulteGroup Inc.	244,130	14,228
	Domino's Pizza Inc.	38,647	12,749
	BorgWarner Inc. (XNYS)	255,622	12,554
*	Live Nation Entertainment Inc.	176,361	12,345
[1]	Paramount Global Class B	534,580	11,926
*	Rivian Automotive Inc. Class A	744,627	11,527
	Fox Corp. Class A	329,089	11,206
*,1	Carnival Corp.	1,093,495	11,099
*	CarMax Inc.	172,495	11,088
*	Caesars Entertainment Inc.	222,697	10,870
	Rollins Inc.	267,589	10,043
	VF Corp.	381,918	8,750
	Advance Auto Parts Inc.	64,748	7,874
	Interpublic Group of Cos. Inc.	207,312	7,720
	Pool Corp.	20,292	6,949
	News Corp. Class A	399,184	6,894
*,1	Lucid Group Inc.	692,708	5,569
*	American Airlines Group Inc.	356,326	5,256
	Vail Resorts Inc.	22,065	5,156
*	Liberty Media Corp.- Liberty SiriusXM Class C	167,775	4,696

		Shares	Market Value ($000)
	Fox Corp. Class B	145,047	4,541
	Lear Corp.	32,323	4,509
	Bath & Body Works Inc.	119,146	4,358
	Warner Music Group Corp. Class A	128,205	4,278
	Hasbro Inc.	70,806	3,802
*,1	Chewy Inc. Class A	97,989	3,663
*	Endeavor Group Holdings Inc. Class A	143,194	3,427
[1]	Sirius XM Holdings Inc.	646,625	2,567
	News Corp. Class B	142,991	2,492
*	Liberty Media Corp.- Liberty SiriusXM Class A	79,777	2,241
	Lennar Corp. Class B	16,128	1,440
[1]	Paramount Global Class A	6,125	158
			5,355,780
Consumer Staples (5.8%)
	Procter & Gamble Co.	2,568,571	381,921
	PepsiCo Inc.	1,499,543	273,367
	Coca-Cola Co.	4,239,544	262,979
	Philip Morris International Inc.	1,687,383	164,098
	CVS Health Corp.	1,397,858	103,875
	Mondelez International Inc. Class A	1,483,991	103,464
	Altria Group Inc.	1,942,761	86,686
	Colgate-Palmolive Co.	903,450	67,894
	General Mills Inc.	641,733	54,843
	McKesson Corp.	149,083	53,081
	Kimberly-Clark Corp.	367,536	49,331
	Archer-Daniels-Midland Co.	596,435	47,512
	Corteva Inc.	776,409	46,825
*	Monster Beverage Corp.	795,590	42,970
	Sysco Corp.	552,217	42,648
	Hershey Co.	160,090	40,728
	Constellation Brands Inc. Class A	170,765	38,574
	Kroger Co.	701,823	34,649
	Kraft Heinz Co.	867,185	33,534
	Keurig Dr Pepper Inc.	917,525	32,370
	AmerisourceBergen Corp. Class A	187,014	29,943
	Walgreens Boots Alliance Inc.	797,210	27,568
	Church & Dwight Co. Inc.	265,776	23,497
	McCormick & Co. Inc.	273,179	22,731
	Brown-Forman Corp. Class B	337,922	21,718
	Clorox Co.	134,480	21,280
	Conagra Brands Inc.	517,709	19,445
	Kellogg Co.	279,063	18,686
	Tyson Foods Inc. Class A	310,385	18,412
	J M Smucker Co.	110,487	17,387
	Hormel Foods Corp.	297,709	11,873
	Campbell Soup Co.	212,612	11,689
	Lamb Weston Holdings Inc.	78,815	8,238
	Molson Coors Beverage Co. Class B	98,954	5,114
	Brown-Forman Corp. Class A	55,359	3,609
	Albertsons Cos. Inc. Class A	144,825	3,009
			2,225,548
Energy (4.6%)
	Exxon Mobil Corp.	4,432,194	486,034
	Chevron Corp.	1,868,268	304,827
	ConocoPhillips	1,326,800	131,632
	Schlumberger NV	1,554,353	76,319
	EOG Resources Inc.	639,711	73,330

		Shares	Market Value ($000)
	Marathon Petroleum Corp.	485,011	65,394
	Valero Energy Corp.	403,998	56,398
	Phillips 66	504,960	51,193
	Pioneer Natural Resources Co.	242,947	49,619
	Occidental Petroleum Corp.	692,563	43,237
	Cheniere Energy Inc.	265,245	41,803
	Hess Corp.	302,243	39,999
	Williams Cos. Inc.	1,327,358	39,635
	Kinder Morgan Inc.	2,081,289	36,443
	Devon Energy Corp.	711,885	36,029
	Baker Hughes Co. Class A	1,100,832	31,770
*	Enphase Energy Inc.	148,581	31,244
	ONEOK Inc.	486,886	30,937
	Halliburton Co.	885,596	28,020
	Diamondback Energy Inc.	199,632	26,984
	Coterra Energy Inc.	816,522	20,037
	Marathon Oil Corp.	683,926	16,387
*	First Solar Inc.	55,048	11,973
*,1	Plug Power Inc.	637,143	7,467
	Texas Pacific Land Corp.	3,367	5,727
	EQT Corp.	176,032	5,617
			1,748,055
Financials (10.1%)
*	Berkshire Hathaway Inc. Class B	1,873,006	578,328
	JPMorgan Chase & Co.	3,204,462	417,574
	Bank of America Corp.	7,406,748	211,833
	Wells Fargo & Co.	4,130,370	154,393
	Morgan Stanley	1,380,072	121,170
	S&P Global Inc.	350,569	120,866
	Goldman Sachs Group Inc.	364,621	119,271
	BlackRock Inc.	147,172	98,476
	Citigroup Inc.	2,003,212	93,931
	Progressive Corp.	637,337	91,177
	Marsh & McLennan Cos. Inc.	538,518	89,690
	Charles Schwab Corp.	1,680,390	88,019
	Chubb Ltd.	451,976	87,765
	CME Group Inc.	391,721	75,022
	Blackstone Inc.	773,062	67,906
	Aon plc Class A (XNYS)	212,172	66,896
	Intercontinental Exchange Inc.	608,513	63,462
	US Bancorp	1,666,391	60,073
	PNC Financial Services Group Inc.	434,968	55,284
	Moody's Corp.	169,604	51,902
	Truist Financial Corp.	1,444,752	49,266
	MSCI Inc. Class A	82,733	46,305
	Arthur J Gallagher & Co.	230,894	44,172
	Travelers Cos. Inc.	252,720	43,319
	American International Group Inc.	802,520	40,415
	Aflac Inc.	602,967	38,903
	Bank of New York Mellon Corp.	836,057	37,990
	KKR & Co. Inc.	703,550	36,951
	MetLife Inc.	632,418	36,642
	Ameriprise Financial Inc.	114,592	35,123
	Prudential Financial Inc.	398,169	32,945
	Allstate Corp.	286,615	31,760
	Discover Financial Services	284,765	28,146
	T Rowe Price Group Inc.	244,084	27,557
	Apollo Global Management Inc.	435,962	27,535

		Shares	Market Value ($000)
	Willis Towers Watson plc	117,951	27,410
	State Street Corp.	356,115	26,954
*	Berkshire Hathaway Inc. Class A	56	26,074
*	Arch Capital Group Ltd.	382,955	25,991
	Hartford Financial Services Group Inc.	342,818	23,891
	Nasdaq Inc.	425,766	23,277
	M&T Bank Corp.	182,541	21,826
	Fifth Third Bancorp	742,663	19,785
	Raymond James Financial Inc.	211,040	19,684
	Principal Financial Group Inc.	264,448	19,654
	Cincinnati Financial Corp.	171,355	19,206
	Northern Trust Corp.	215,977	19,034
	Regions Financial Corp.	1,019,039	18,913
	Broadridge Financial Solutions Inc.	128,295	18,804
*	Markel Corp.	13,859	17,704
	Huntington Bancshares Inc.	1,572,661	17,614
	LPL Financial Holdings Inc.	85,577	17,321
	FactSet Research Systems Inc.	41,599	17,267
	MarketAxess Holdings Inc.	40,914	16,009
	Citizens Financial Group Inc.	525,722	15,966
	Cboe Global Markets Inc.	115,048	15,444
	Everest Re Group Ltd.	42,765	15,311
	Ares Management Corp. Class A	170,290	14,209
	W R Berkley Corp.	215,832	13,438
	KeyCorp.	1,017,436	12,738
	Loews Corp.	216,295	12,550
*,1	Coinbase Global Inc. Class A	159,706	10,791
[1]	Annaly Capital Management Inc.	534,687	10,218
	Equitable Holdings Inc.	393,268	9,985
	Fidelity National Financial Inc.	281,976	9,849
	Tradeweb Markets Inc. Class A	121,392	9,592
	Franklin Resources Inc.	327,448	8,822
	Interactive Brokers Group Inc. Class A	106,593	8,800
	Brown & Brown Inc.	123,953	7,117
	Globe Life Inc.	46,938	5,164
	Ally Financial Inc.	147,868	3,769
	First Republic Bank	202,092	2,827
*,1	Rocket Cos. Inc. Class A	130,058	1,178
	Corebridge Financial Inc.	73,336	1,175
			3,855,428
Health Care (13.6%)
	UnitedHealth Group Inc.	1,017,227	480,731
	Johnson & Johnson	2,835,357	439,480
	Eli Lilly & Co.	931,090	319,755
	AbbVie Inc.	1,926,320	306,998
	Merck & Co. Inc.	2,760,258	293,664
	Pfizer Inc.	6,117,165	249,580
	Thermo Fisher Scientific Inc.	419,623	241,858
	Abbott Laboratories	1,892,057	191,590
	Danaher Corp.	713,858	179,921
	Bristol-Myers Squibb Co.	2,284,825	158,361
	Amgen Inc.	581,323	140,535
	Elevance Health Inc.	258,496	118,859
	Medtronic plc	1,448,223	116,756
	Gilead Sciences Inc.	1,357,676	112,646
	Stryker Corp.	371,120	105,944
*	Intuitive Surgical Inc.	381,361	97,426
*	Regeneron Pharmaceuticals Inc.	111,183	91,356

		Shares	Market Value ($000)
*	Vertex Pharmaceuticals Inc.	279,866	88,177
	Cigna Group	323,369	82,631
*	Boston Scientific Corp.	1,561,766	78,135
	Becton Dickinson and Co.	309,030	76,497
	Zoetis Inc.	453,876	75,543
	Humana Inc.	136,034	66,039
	HCA Healthcare Inc.	226,071	59,610
*	Edwards Lifesciences Corp.	662,002	54,767
*	Moderna Inc.	355,653	54,621
*	DexCom Inc.	420,705	48,878
*	IDEXX Laboratories Inc.	90,199	45,107
	Agilent Technologies Inc.	321,960	44,540
*	Biogen Inc.	157,247	43,719
*	IQVIA Holdings Inc.	202,316	40,239
*	Illumina Inc.	171,934	39,983
*	Centene Corp.	599,910	37,920
	ResMed Inc.	159,856	35,007
*	GE Healthcare Inc.	395,267	32,424
*	Seagen Inc.	152,481	30,873
	Zimmer Biomet Holdings Inc.	228,773	29,557
*	Veeva Systems Inc. Class A	153,295	28,174
	West Pharmaceutical Services Inc.	80,654	27,944
*	Horizon Therapeutics plc	248,584	27,130
*	Alnylam Pharmaceuticals Inc.	135,038	27,051
*	Align Technology Inc.	80,909	27,035
*	Insulet Corp.	75,721	24,152
	Baxter International Inc.	549,523	22,289
	Laboratory Corp. of America Holdings	96,580	22,157
*	Hologic Inc.	268,213	21,645
	Cardinal Health Inc.	280,286	21,162
	STERIS plc	107,965	20,652
	Cooper Cos. Inc.	53,825	20,096
*	BioMarin Pharmaceutical Inc.	202,635	19,704
	PerkinElmer Inc.	137,832	18,368
	Quest Diagnostics Inc.	121,643	17,210
*	Molina Healthcare Inc.	62,962	16,842
*	Incyte Corp.	206,344	14,913
*	Avantor Inc.	698,573	14,768
	Royalty Pharma plc Class A	409,180	14,743
	Teleflex Inc.	51,218	12,974
	Viatris Inc.	1,321,774	12,715
*	Catalent Inc.	186,607	12,262
*	Henry Schein Inc.	142,560	11,624
*	Bio-Rad Laboratories Inc. Class A	22,642	10,846
*	Charles River Laboratories International Inc.	27,837	5,618
	Universal Health Services Inc. Class B	33,485	4,256
*,2	ABIOMED Inc. CVR	12	—
			5,186,057
Industrials (12.2%)
	Visa Inc. Class A	1,769,151	398,873
	Mastercard Inc. Class A	926,677	336,764
	Accenture plc Class A	685,548	195,936
	Raytheon Technologies Corp.	1,594,867	156,185
	United Parcel Service Inc. Class B (XNYS)	789,167	153,091
	Honeywell International Inc.	727,299	139,001
*	Boeing Co.	651,247	138,344
	Union Pacific Corp.	666,097	134,059
	Lockheed Martin Corp.	277,965	131,402

		Shares	Market Value ($000)
	Caterpillar Inc.	562,123	128,636
	Deere & Co.	290,341	119,876
	General Electric Co.	1,185,665	113,350
	Automatic Data Processing Inc.	451,073	100,422
	American Express Co.	607,604	100,224
*	PayPal Holdings Inc.	1,231,507	93,521
	Eaton Corp. plc	433,206	74,226
	Illinois Tool Works Inc.	298,906	72,769
*	Fiserv Inc.	615,341	69,552
	Northrop Grumman Corp.	149,941	69,231
	CSX Corp.	2,244,964	67,214
	3M Co.	599,005	62,961
	General Dynamics Corp.	269,063	61,403
	Sherwin-Williams Co.	253,155	56,902
	FedEx Corp.	247,226	56,489
	Emerson Electric Co.	621,890	54,192
	Norfolk Southern Corp.	247,894	52,554
	Parker-Hannifin Corp.	139,839	47,001
	Trane Technologies plc	249,191	45,846
	Johnson Controls International plc	747,912	45,039
	Cintas Corp.	94,015	43,499
	PACCAR Inc.	568,654	41,625
	TransDigm Group Inc.	56,412	41,578
	Carrier Global Corp.	907,304	41,509
	L3Harris Technologies Inc.	207,368	40,694
	Paychex Inc.	353,320	40,487
*	Block Inc. (XNYS)	589,032	40,437
	Capital One Financial Corp.	414,691	39,877
	Otis Worldwide Corp.	451,462	38,103
*	Mettler-Toledo International Inc.	24,046	36,795
	Cummins Inc.	153,861	36,754
	Old Dominion Freight Line Inc.	107,743	36,723
	Rockwell Automation Inc.	125,097	36,710
	AMETEK Inc.	250,313	36,378
	Fidelity National Information Services Inc.	646,409	35,119
	PPG Industries Inc.	256,045	34,203
	WW Grainger Inc.	49,160	33,862
	Verisk Analytics Inc. Class A	170,376	32,688
	DuPont de Nemours Inc.	448,715	32,204
*	Keysight Technologies Inc.	193,351	31,222
	Ferguson plc	225,942	30,220
	Global Payments Inc.	286,253	30,125
	United Rentals Inc.	75,495	29,878
	Equifax Inc.	133,417	27,062
	Fortive Corp.	383,709	26,157
	Quanta Services Inc.	156,637	26,102
	Ingersoll Rand Inc. (XYNS)	441,283	25,674
	Vulcan Materials Co.	144,392	24,772
	Martin Marietta Materials Inc.	67,670	24,027
	Dover Corp.	151,877	23,076
*	Teledyne Technologies Inc.	51,067	22,845
	Xylem Inc.	196,612	20,585
*	Waters Corp.	64,766	20,054
	Expeditors International of Washington Inc.	173,527	19,109
	Ball Corp.	342,091	18,853
	Westinghouse Air Brake Technologies Corp.	186,170	18,814
*	Zebra Technologies Corp. Class A	55,832	17,755
	Jacobs Solutions Inc.	137,772	16,190

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	76,422	16,114
	Textron Inc.	224,278	15,841
	JB Hunt Transport Services Inc.	90,243	15,834
	Snap-on Inc.	57,922	14,300
*	Trimble Inc.	269,101	14,106
	Synchrony Financial	477,674	13,891
	Packaging Corp. of America	97,288	13,507
	TransUnion	210,584	13,086
	Stanley Black & Decker Inc.	160,684	12,948
	CH Robinson Worldwide Inc.	126,597	12,580
	Masco Corp.	246,045	12,233
	HEICO Corp. Class A	79,723	10,834
	Crown Holdings Inc.	130,967	10,832
*	Bill Holdings Inc.	109,745	8,905
	Howmet Aerospace Inc.	200,326	8,488
	Westrock Co.	278,032	8,472
	HEICO Corp.	45,424	7,769
	Hubbell Inc. Class B	29,327	7,136
	Jack Henry & Associates Inc.	39,829	6,003
			4,669,707
Real Estate (2.6%)
	Prologis Inc.	1,004,874	125,378
	American Tower Corp.	506,893	103,578
	Equinix Inc.	100,949	72,788
	Crown Castle Inc.	471,557	63,113
	Public Storage	162,621	49,134
	Realty Income Corp.	718,840	45,517
	Simon Property Group Inc.	356,058	39,868
	Welltower Inc.	533,958	38,279
	VICI Properties Inc. Class A	1,092,133	35,625
	Digital Realty Trust Inc.	316,679	31,133
	SBA Communications Corp. Class A	117,634	30,711
*	CoStar Group Inc.	443,086	30,506
	AvalonBay Communities Inc.	152,467	25,624
	Weyerhaeuser Co.	796,436	23,997
*	CBRE Group Inc. Class A	327,122	23,818
	Extra Space Storage Inc.	145,971	23,783
	Alexandria Real Estate Equities Inc.	188,219	23,638
	Equity Residential	391,323	23,479
	Invitation Homes Inc.	666,584	20,817
	Mid-America Apartment Communities Inc.	126,636	19,127
	Sun Communities Inc.	135,098	19,033
	Ventas Inc.	435,700	18,888
	WP Carey Inc.	229,024	17,738
	Iron Mountain Inc.	316,965	16,771
	UDR Inc.	356,808	14,651
	Essex Property Trust Inc.	70,017	14,643
	Healthpeak Properties Inc.	592,702	13,022
	Camden Property Trust	116,200	12,182
	Boston Properties Inc.	154,159	8,343
*	Zillow Group Inc. Class C	149,149	6,633
	Host Hotels & Resorts Inc.	390,647	6,442
	Regency Centers Corp.	93,556	5,724
*	Zillow Group Inc. Class A	65,906	2,880
			1,006,863
Technology (29.5%)
	Apple Inc.	16,363,857	2,698,400

		Shares	Market Value ($000)
	Microsoft Corp.	8,103,869	2,336,345
	NVIDIA Corp.	2,544,201	706,703
*	Alphabet Inc. Class A	6,486,773	672,873
*	Alphabet Inc. Class C	5,519,843	574,064
*	Meta Platforms Inc. Class A	2,423,064	513,544
	Broadcom Inc.	453,911	291,202
*	Salesforce Inc.	1,034,186	206,610
*	Adobe Inc.	498,382	192,062
	Texas Instruments Inc.	986,814	183,557
*	Advanced Micro Devices Inc.	1,755,212	172,028
	QUALCOMM Inc.	1,213,920	154,872
	Oracle Corp.	1,614,481	150,018
	Intel Corp.	4,503,936	147,144
	Intuit Inc.	290,100	129,335
	International Business Machines Corp.	984,344	129,038
	Applied Materials Inc.	920,071	113,012
	Analog Devices Inc.	550,816	108,632
*	ServiceNow Inc.	220,962	102,686
	Lam Research Corp.	146,890	77,869
	Micron Technology Inc.	1,187,957	71,681
*	Palo Alto Networks Inc.	329,385	65,791
*	Synopsys Inc.	165,769	64,028
*	Cadence Design Systems Inc.	297,093	62,416
	KLA Corp.	150,770	60,183
	Amphenol Corp. Class A	648,093	52,962
	Roper Technologies Inc.	115,499	50,899
	Microchip Technology Inc.	596,305	49,958
*	Autodesk Inc.	235,094	48,937
*	Fortinet Inc.	723,283	48,069
*	Snowflake Inc. Class A	297,513	45,903
*	Workday Inc. Class A	219,805	45,399
	TE Connectivity Ltd.	344,084	45,127
	Marvell Technology Inc.	928,712	40,213
*	ON Semiconductor Corp.	470,142	38,702
	Cognizant Technology Solutions Corp. Class A	554,122	33,763
*	Crowdstrike Holdings Inc. Class A	237,476	32,596
*	VMware Inc. Class A	254,736	31,804
*	ANSYS Inc.	94,925	31,591
	Corning Inc.	829,470	29,264
	CDW Corp.	147,521	28,750
	HP Inc.	961,908	28,232
*	Atlassian Corp. Ltd. Class A	163,328	27,957
*	Gartner Inc.	81,835	26,659
	Monolithic Power Systems Inc.	48,688	24,370
	Hewlett Packard Enterprise Co.	1,410,685	22,472
*	HubSpot Inc.	51,027	21,878
*	Datadog Inc. Class A	286,566	20,822
*	VeriSign Inc.	96,936	20,486
	Skyworks Solutions Inc.	172,863	20,394
*	DoorDash Inc. Class A	314,130	19,966
	Teradyne Inc.	169,826	18,258
*	Cloudflare Inc. Class A	296,047	18,254
*	EPAM Systems Inc.	59,585	17,816
*	Pinterest Inc. Class A	646,451	17,629
*	Splunk Inc.	177,932	17,060
*	Paycom Software Inc.	55,699	16,933
*	Zoom Video Communications Inc. Class A	227,749	16,817
*	MongoDB Inc. Class A	71,586	16,688

		Shares	Market Value ($000)
*	Tyler Technologies Inc.	45,435	16,113
*	Palantir Technologies Inc. Class A	1,846,319	15,601
	NetApp Inc.	234,253	14,957
*	Okta Inc.	166,108	14,325
	Seagate Technology Holdings plc	213,974	14,148
*	Akamai Technologies Inc.	171,616	13,438
	SS&C Technologies Holdings Inc.	233,661	13,195
*	Western Digital Corp.	346,986	13,071
*	GoDaddy Inc. Class A	166,558	12,945
*	DocuSign Inc. Class A	219,189	12,779
*	Twilio Inc. Class A	190,460	12,690
*	Snap Inc. Class A	1,082,682	12,137
*	Match Group Inc.	304,946	11,707
*	Zscaler Inc.	94,468	11,037
*	Qorvo Inc.	108,516	11,022
	Bentley Systems Inc. Class B	242,316	10,417
	Gen Digital Inc. (XNGS)	590,426	10,132
	Dell Technologies Inc. Class C	250,042	10,054
*	ZoomInfo Technologies Inc. Class A	374,916	9,264
*,1	Unity Software Inc.	284,822	9,240
*	Black Knight Inc.	152,655	8,787
	Leidos Holdings Inc.	74,869	6,892
*	F5 Inc.	33,096	4,822
*	Toast Inc. Class A	172,108	3,055
*	UiPath Inc. Class A	168,007	2,950
			11,285,499
Telecommunications (2.5%)
	Cisco Systems Inc.	4,013,034	209,781
	Comcast Corp. Class A	4,578,132	173,557
	Verizon Communications Inc.	4,115,036	160,034
	AT&T Inc.	7,761,424	149,407
*	T-Mobile US Inc.	663,640	96,122
	Motorola Solutions Inc.	182,089	52,101
*	Arista Networks Inc.	250,012	41,967
*	Charter Communications Inc. Class A	99,600	35,618
*	Liberty Broadband Corp. Class C	132,045	10,788
*	Roku Inc.	133,166	8,765
	Juniper Networks Inc.	177,700	6,117
*	Liberty Broadband Corp. Class A	17,934	1,473
*	DISH Network Corp. Class A	132,936	1,240
			946,970
Utilities (3.1%)
	NextEra Energy Inc.	2,200,002	169,576
	Southern Co.	1,185,268	82,471
	Duke Energy Corp.	838,377	80,878
	Waste Management Inc.	444,277	72,493
	Sempra Energy (XNYS)	342,346	51,749
	American Electric Power Co. Inc.	559,668	50,924
	Dominion Energy Inc.	908,743	50,808
	Exelon Corp.	1,081,353	45,298
	Xcel Energy Inc.	597,866	40,320
*	PG&E Corp.	2,415,594	39,060
	Waste Connections Inc. (XTSE)	280,169	38,963
	Consolidated Edison Inc.	386,623	36,988
	Public Service Enterprise Group Inc.	543,628	33,950
	WEC Energy Group Inc.	343,551	32,565
	American Water Works Co. Inc.	210,135	30,783

		Shares	Market Value ($000)
	Republic Services Inc. Class A	223,803	30,263
	Eversource Energy	379,492	29,699
	Edison International	416,050	29,369
	Constellation Energy Corp.	355,965	27,943
	Entergy Corp.	229,503	24,727
	Ameren Corp.	281,607	24,328
	FirstEnergy Corp.	591,970	23,714
	PPL Corp.	800,548	22,247
	CenterPoint Energy Inc.	685,782	20,203
	DTE Energy Co.	179,584	19,672
	CMS Energy Corp.	316,459	19,424
	AES Corp.	728,006	17,530
	Evergy Inc.	250,504	15,311
	Alliant Energy Corp.	274,103	14,637
	NiSource Inc.	445,427	12,454
	Vistra Corp.	434,656	10,432
	Avangrid Inc.	85,384	3,405
			1,202,184
Total Common Stocks (Cost $22,969,565)			38,206,628
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $71,675)	716,905	71,684
Total Investments (100.1%) (Cost $23,041,240)			38,278,312
Other Assets and Liabilities—Net (-0.1%)			(24,378)
Net Assets (100%)			38,253,934
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,522,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $52,618,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	250	51,722	3,024
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	38,206,628	—	—	38,206,628
Temporary Cash Investments	71,684	—	—	71,684
Total	38,278,312	—	—	38,278,312
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,024	—	—	3,024
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.